Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Other Comprehensive Income (Loss)
Components of other comprehensive income (loss)

	Thousands of Yen
	Before Tax	Tax	Net of Tax
	Amount	Expense	Amount
Year ended December 31, 2019
Foreign currency translation adjustments
Reclassification adjustments for gains and losses realized in net income	¥400	¥(122)	¥278
Other comprehensive income (loss)	¥400	¥(122)	¥278

Changes in accumulated other comprehensive income (loss)

Thousands of Yen
Foreign currency
translation adjustments
Balance at December 31, 2018	¥(278)
Amounts reclassified from accumulated other comprehensive income (loss)	278
Net change during the year	278
Balance at December 31, 2019	¥ ―

Reclassifications out of accumulated other comprehensive income(loss)

						Affected line items
	Thousands of Yen					in consolidated
	2021		2020		2019	statements of (loss) income
Foreign currency translation adjustments	¥	―	¥	―	¥400	Other – net
		―		―	(122)	Income tax expense
		―		―	278	Net income
Total amount reclassified, net of tax	¥	―	¥	―	¥278